Property, Plant and Equipment, Net - Property, Plant and Equipment and Investment Property Pledged as Collateral (Parenthetical) (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 6,043,269	₩ 6,698,026
Investment Property And Other Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Assets pledged as collateral	₩ 4,984,841